Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Entity File Number	001-19514
Entity Registrant Name	GULFPORT ENERGY CORPORATION
Entity Central Index Key	0000874499
Entity Tax Identification Number	86-3684669
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	713 Market Drive
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73114
City Area Code	(405)
Local Phone Number	252-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GPOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false